SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of cumulative effect of the changes made to the company consolidated balance sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Assets and Liabilities, Lessee [Abstract]
Accounts receivable		$ 226,165
Accounts receivable retention	$ 4,943	10,660	$ 6,088
Costs and estimated earnings in excess of billings	196,706	186,077	186,879
Other receivables		17,458
Due from related parties	28,243	19,564	21,444
Deferred tax assets	$ 12,480	10,677	$ 8,909
Retained earnings		744,022
Previously Reported [Member]
Assets and Liabilities, Lessee [Abstract]
Accounts receivable		242,449
Accounts receivable retention		10,805
Costs and estimated earnings in excess of billings		189,188
Other receivables		28,257
Due from related parties		21,444
Deferred tax assets		8,909
Retained earnings		774,473
Adjustment due to ASU 2016-13 [Member]
Assets and Liabilities, Lessee [Abstract]
Accounts receivable		(16,284)
Accounts receivable retention		(145)
Costs and estimated earnings in excess of billings		(3,111)
Other receivables		(10,799)
Due from related parties		(1,880)
Deferred tax assets		1,768
Retained earnings		$ (30,451)